Components of Income Tax Benefit (Expense) by Taxing Jurisdiction (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 1,108	$ 198	$ 73
Deferred	41	216
Total income tax benefit	1,149	414	73
Taiwan
Components Of Income Tax Expense Benefit [Line Items]
Current	1,108	198	74
Total income tax benefit	1,108	198	74
Foreign Tax Authority
Components Of Income Tax Expense Benefit [Line Items]
Current			(1)
Deferred	41	216
Total income tax benefit	$ 41	$ 216	$ (1)